Operating Segment Data	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Operating Segment Data	Operating Segment Data
At December 31, 2018, the Company had eight reportable operating segments. Each operating segment represents a platform acquisition. The Company’s operating segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. A description of each of the reportable segments and the types of products from which each segment derives its revenues is as follows:

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5.11 is a leading provider of purpose-built tactical apparel and gear for law enforcement, firefighters, EMS, and military special operations as well as outdoor and adventure enthusiasts. 5.11 is a brand known for innovation and authenticity, and works directly with end users to create purpose-built apparel and gear designed to enhance the safety, accuracy, speed and performance of tactical professionals and enthusiasts worldwide.  Headquartered in Irvine, California, 5.11 operates sales offices and distribution centers globally, and 5.11 products are widely distributed in uniform stores, military exchanges, outdoor retail stores, its own retail stores and on 511tactical.com.

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Ergobaby, headquartered in Los Angeles, California, is a designer, marketer and distributor of wearable baby carriers and accessories, blankets and swaddlers, nursing pillows, and related products.  Ergobaby primarily sells its Ergobaby and Baby Tula branded products through brick-and-mortar retailers, national chain stores, online retailers, its own websites and distributors and derives more than 50% of its sales from outside of the United States.

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Liberty Safe is a designer, manufacturer and marketer of premium home, office and gun safes in North America. From its over 300,000 square foot manufacturing facility, Liberty produces a wide range of home and gun safe models in a broad assortment of sizes, features and styles. Liberty is headquartered in Payson, Utah.

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Velocity Outdoor is a leading designer, manufacturer, and marketer of airguns, archery products, laser aiming devices and related accessories. Velocity Outdoor offers its products under the highly recognizable Crosman, Benjamin, Ravin, LaserMax and CenterPoint brands that are available through national retail chains, mass merchants, dealer and distributor networks. Velocity Outdoor is headquartered in Bloomfield, New York.

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Advanced Circuits, an electronic components manufacturing company, is a provider of small-run, quick-turn and volume production rigid printed circuit boards. ACI manufactures and delivers custom printed circuit boards to customers primarily in North America. ACI is headquartered in Aurora, Colorado.

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Arnold is a global manufacturer of engineered magnetic solutions for a wide range of specialty applications and end-markets, including aerospace and defense, motorsport/ automotive, oil and gas, medical, general industrial, energy, reprographics and advertising specialties. Arnold produces high performance permanent magnets (PMAG), precision foil products (Precision Thin Metals or "PTM"), and flexible magnets (Flexmag™) that are mission critical in motors, generators, sensors and other systems and components. Based on its long-term relationships, Arnold has built a diverse and blue-chip customer base totaling more than 2,000 clients worldwide. Arnold is headquartered in Rochester, New York.

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Foam Fabricators is a designer and manufacturer of custom molded protective foam solutions and original equipment manufacturer components made from expanded polystyrene and expanded polypropylene. Foam Fabricators provides products to a variety of end markets, including appliances and electronics, pharmaceuticals, health and wellness, automotive, building and other products. Foam Fabricators is headquartered in Scottsdale, Arizona and operates 13 molding and fabricating facilities across North America.

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Sterno is a manufacturer and marketer of portable food warming fuel and creative table lighting solutions for the food service industry and flameless candles, outdoor lighting products, scented wax cubes and warmer products for consumers. Sterno's products include wick and gel chafing fuels, butane stoves and accessories, liquid and traditional wax candles, scented wax cubes and warmer products used for home decor and fragrance systems, catering equipment and outdoor lighting products. Sterno is headquartered in Corona, California.

The tabular information that follows shows data for each of the operating segments reconciled to amounts reflected in the consolidated financial statements. The operations of each of the operating segments are included in consolidated operating results as of their date of acquisition. Segment profit is determined based on internal performance measures used by the Chief Executive Officer to assess the performance of each business. There were no significant inter-segment transactions.
Summary of Operating Segments

Net Revenues	Year ended December 31,
(in thousands)	2018	2017	2016
5.11	$347,922	$309,999	$109,792
Ergobaby	90,566	102,969	103,348
Liberty	82,658	91,956	103,812
Velocity Outdoor	131,296	78,387	—
ACI	92,511	87,782	86,041
Arnold	117,860	105,580	108,179
Foam Fabricators	113,432	—	—
Sterno	381,075	226,110	218,817
Total	1,357,320	1,002,783	729,989
Reconciliation of segment revenues to consolidated revenues:
Corporate and other	—	—	—
Total consolidated revenues	$1,357,320	$1,002,783	$729,989

Segment Profit (Loss) (1)	Year ended December 31,
(in thousands)	2018	2017	2016
5.11 (2)	$3,916	$(7,121)	$(10,153)
Ergobaby	11,522	24,503	17,151
Liberty	5,906	9,475	13,234
Velocity Outdoor (3)	4,850	1,308	—
ACI	26,335	23,575	22,718
Arnold (4)	7,416	(5,693)	(12,921)
Foam Fabricators	10,998	—	—
Sterno	38,730	19,194	18,799
Total	109,673	65,241	48,828
Reconciliation of segment profit (loss) to consolidated income from continuing operations before income taxes:
Interest expense, net	(55,245)	(27,255)	(24,180)
Other income (expense), net	(5,889)	2,745	373
Gain (loss) on equity method investment	—	(5,620)	74,490
Corporate and other	(56,950)	(44,742)	(40,780)
Total consolidated income from continuing operations before income taxes	$(8,411)	$(9,631)	$58,731

(1)	Segment profit (loss) represents operating income (loss).

(2)
5.11 - The year ended December 31, 2017 includes $21.7 million cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of 5.11, and $2.3 million in integration services fees paid to CGM. The year ended December 31, 2016 includes $2.1 million of acquisition related costs incurred in connection with the acquisition of 5.11, $17.4 million of cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of 5.11, and $1.2 million in integration services fees paid to CGM.

(3)
Velocity Outdoor - The year ended December 31, 2017 includes $1.8 million in acquisition related costs, $3.3 million cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of Velocity, and $0.75 million in integration services fees paid to CGM.

(4)
Arnold - Operating loss from Arnold for the years ended December 31, 2017 and 2016 includes $8.9 million and $16.0 million, respectively, in goodwill impairment expense related to the PMAG reporting unit. Refer to "Note G - Goodwill and Intangible Assets."

Depreciation and Amortization Expense	Year ended December 31,
(in thousands)	2018	2017	2016

5.11 Tactical	$21,477	$39,934	$23,414
Ergobaby	8,493	11,419	7,769
Liberty	1,541	1,657	2,758
Velocity Outdoor	12,119	7,726	—
ACI	3,160	3,323	3,476
Arnold	6,229	6,428	9,079
Foam Fabricators	10,712	—	—
Sterno	26,969	11,573	11,549
Total	90,700	82,060	58,045
Reconciliation of segment to consolidated total:
Amortization of debt issuance costs and original issue discount	4,483	5,007	3,565
Consolidated total	$95,183	$87,067	$61,610

	Accounts Receivable		Identifiable Assets
	December 31,		December 31
(in thousands)	2018	2017	2018 (1)	2017 (1)
5.11	$52,069	$60,481	$319,583	$324,068
Ergobaby	11,361	12,869	100,679	105,672
Liberty	10,416	13,679	27,881	26,715
Velocity	21,881	20,396	209,398	129,033
ACI	9,193	6,525	13,407	14,522
Arnold	16,298	14,804	66,744	66,979
Foam Fabricators	23,848	—	155,504	—
Sterno	72,361	40,087	253,637	125,937
Sales allowance accounts	(11,882)	(9,396)	—	—
Total	205,545	159,445	1,146,833	792,926
Reconciliation of segment to consolidated totals:
Corporate and other identifiable assets	—	—	8,357	299
Assets of discontinued operations	—	—	540,485	496,068
Total	$205,545	$159,445	$1,695,675	$1,289,293

(1)	Does not include goodwill balances - refer to "Note G - Goodwill and Intangible Assets" for a schedule of goodwill by segment.
Geographic Information
Net Revenues
Revenue attributable to Canada represented approximately 14.1% of total international revenues in 2018, 15.2% of total international revenues in 2017, and 14.1% of total international revenues in 2016. Revenue attributable to any other individual foreign country was not material in 2018, 2017 or 2016.

Identifiable Assets
Several of the Company's operating segments have subsidiaries with assets located outside of the United States. The following table presents identifiable assets by geographic area:

Identifiable Assets	December 31,
(in thousands)	2018	2017
United States	$1,091,960	$693,087
Canada	1,688	34,987
Europe	37,286	47,574
Other international	24,256	17,577
Total identifiable assets	$1,155,190	$793,225